Note 12 - Intangible assets, net - Goodwill Allocated by CGU (Details) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 1,104
Tubes [member] | Tamsa [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	365
Tubes [member] | Siderca [member]
Disclosure of information for cash-generating units [line items]
Goodwill	358
Tubes [member] | Hydril [member]
Disclosure of information for cash-generating units [line items]
Goodwill	309
Tubes [member] | Other CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill	71
Tubes [member] | Hydrill Company [member]
Disclosure of information for cash-generating units [line items]
Goodwill	920
Tubes [member] | Hydrill Company [member] | Tamsa [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	346
Tubes [member] | Hydrill Company [member] | Siderca [member]
Disclosure of information for cash-generating units [line items]
Goodwill	265
Tubes [member] | Hydrill Company [member] | Hydril [member]
Disclosure of information for cash-generating units [line items]
Goodwill	309
Tubes [member] | Hydrill Company [member] | Other CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill
Tubes [member] | Other acquisition [member]
Disclosure of information for cash-generating units [line items]
Goodwill	170
Tubes [member] | Other acquisition [member] | Tamsa [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	19
Tubes [member] | Other acquisition [member] | Siderca [member]
Disclosure of information for cash-generating units [line items]
Goodwill	93
Tubes [member] | Other acquisition [member] | Hydril [member]
Disclosure of information for cash-generating units [line items]
Goodwill
Tubes [member] | Other acquisition [member] | Other CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill	58
All other segments [member] | Other acquisition [member]
Disclosure of information for cash-generating units [line items]
Goodwill	14
All other segments [member] | Other acquisition [member] | Tamsa [Member]
Disclosure of information for cash-generating units [line items]
Goodwill
All other segments [member] | Other acquisition [member] | Siderca [member]
Disclosure of information for cash-generating units [line items]
Goodwill
All other segments [member] | Other acquisition [member] | Hydril [member]
Disclosure of information for cash-generating units [line items]
Goodwill
All other segments [member] | Other acquisition [member] | Other CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 14